Long Term Borrowings - Additional Information (Detail) - USD ($)	May 12, 2014	Apr. 27, 2011	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings			$ 14,161,243	$ 13,974,794
Percentage of based on research and development costs	75.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings		$ 7,482,459	7,167,232	7,266,315
Loan repayable period		five-year
Borrowings, interest rate		6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings			10,100,886	9,914,437
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility	$ 4,500,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings			4,060,357	4,060,357
Borrowings Interest rate	6% plus LIBOR
Long-term Borrowings Including Interest			$ 4,367,692	$ 4,110,787
Other Long-term Borrowings | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period	10 years